Fair Value Disclosures (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments not designated as hedging instruments
Warrant liability	$ 960	$ 3,388	$ 282,375
Non designated [Member]
Derivative Instruments not designated as hedging instruments
Total derivatives	960	45,384
Current Liabilities Interest Rate Swaps [Member] | Non designated [Member]
Derivative Instruments not designated as hedging instruments
Interest rate swaps		42,479
Long Term Liabilities Accrued Warrant Liability [Member] | Non designated [Member]
Derivative Instruments not designated as hedging instruments
Warrant liability	960	3,388
Current Assets Interest Rate Swaps [Member] | Non designated [Member]
Derivative Instruments not designated as hedging instruments
Interest rate swaps		$ (483)